United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                              Investment Companies




                                    811-7193

                      (Investment Company Act File Number)


                          Federated Institutional Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/06


              Date of Reporting Period: Quarter ended 11/30/05
                                        ----------------------







Item 1.     Schedule of Investments

FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

     Principal
       Amount                                                                      Value

                      CORPORATE BONDS--32.2%
                       Basic Industries - Chemicals--0.9%
 $     50,000         Albemarle Corp., Sr. Note, 5.10%, 2/1/2015           $      48,138
                         Basic Industries - Paper--2.1%
       50,000         International Paper Co., Note, 6.50%, 11/15/2007            51,265
       50,000         Louisiana-Pacific Corp., 8.875%, 8/15/2010                  55,366
                          TOTAL                                                   106,631
                      Communications - Media & Cable--2.0%
       50,000         Comcast Corp., 7.125%, 6/15/2013                            54,299
       50,000         Cox Communications, Inc., Unsecd. Note, 4.625%,
                      1/15/2010                                                   48,344
                          TOTAL                                                   102,643
                      Communications - Media Noncable--2.1%
       50,000         British Sky Broadcasting Group PLC, 8.20%,
                      7/15/2009                                                   54,678
       50,000         Clear Channel Communications, Inc., 6.00%,
                      11/1/2006                                                   50,464
                          TOTAL                                                   105,142
                      Communications - Telecom Wireless--1.1%
       50,000         Sprint Capital Corp., Note, 8.375%, 3/15/2012               58,042
                      Communications - Telecom Wirelines--1.1%
       50,000         Verizon Global Funding, Note, 7.25%, 12/1/2010              54,342
                      Consumer Cyclical - Automotive--1.0%
       50,000         DaimlerChrysler North America Holding Corp., Note,
                      4.875%, 6/15/2010                                           48,607
                      Consumer Cyclical - Entertainment--1.0%
       50,000         AOL Time Warner, Inc., 6.15%, 5/1/2007                      50,818
                      Consumer Non-Cyclical Healthcare--1.2%
       50,000    (1)  Medtronic, Inc., Note, 4.375%, 9/15/2010                    48,889
       10,000    (1)  Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015               9,974
                          TOTAL                                                   58,863
                      Consumer Non-Cyclical Pharmaceuticals--1.0%
       50,000         Wyeth, Unsecd. Note, 5.50%, 2/1/2014                        50,217
                      Financial Institution - Banking--5.0%
       50,000         Chase Manhattan Corp., Note, 6.375%, 2/15/2008              51,441
       50,000         HSBC Finance Corp., 4.75%, 4/15/2010                        49,265
       50,000         Marshall & Ilsley Bank, Milwaukee, Sr. Note,
                      4.40%, 3/15/2010                                            48,875
       50,000    (1)  Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010          48,897
       50,000         Washington Mutual Bank, Sub. Note, 6.875%,
                      6/15/2011                                                   54,138
                          TOTAL                                                   252,616
                      Financial Institution - Brokerage--2.0%
       50,000         Goldman Sachs Group, Inc., 6.60%, 1/15/2012                 53,613
       50,000         Morgan Stanley, Note, 4.00%, 1/15/2010                      47,969
                          TOTAL                                                   101,582
                      Financial Institution - Finance Noncaptive--3.9%
       50,000         Capital One Financial Corp., Note, 7.125%, 8/1/2008         52,437
       50,000         International Lease Finance Corp., 4.875%, 9/1/2010         49,339
       50,000         MBNA America Bank, N.A., Sr. Note, (Series BKNT),
                      6.50%, 6/20/2006                                            50,442
       50,000         SLM Corp., Note, 4.00%, 1/15/2010                           48,130
                          TOTAL                                                   200,348
                      Financial Institution - REITS--2.0%
       50,000         EOP Operating LP, 8.375%, 3/15/2006                         50,516
       50,000         Simon Property Group, Inc., Note, 4.875%, 8/15/2010         49,041
                          TOTAL                                                   99,557
                         Foreign-Local-Government--1.0%
       50,000         Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                    52,910
                      Sovereign--1.1%
       50,000         United Mexican States, 6.625%, 3/3/2015                     54,150
                      Technology--0.8%
       50,000         Deluxe Corp., 5.125%, 10/1/2014                             41,090
                      Utility - Electric--2.9%
       50,000         American Electric Power Co., Inc., Sr. Note,
                      (Series C), 5.375%, 3/15/2010                               50,425
       50,000         Consolidated Natural Gas Co., 5.00%, 12/1/2014              48,483
       50,000         Scottish Power PLC, 4.91%, 3/15/2010                        49,619
                          TOTAL                                                   148,527
                          TOTAL CORPORATE BONDS (IDENTIFIED COST
                          $1,681,163)                                            1,634,223

                           GOVERNMENT AGENCIES--15.6%
                      Federal Home Loan Bank System--3.8%
      200,000         Federal Home Loan Bank System, Bond, (Series 424),
                      2.625%, 7/15/2008                                           189,953
                      Federal Home Loan Mortgage Corp.--3.8%
      200,000         Federal Home Loan Mortgage Corp., Note, 2.375%,
                      2/15/2007                                                   194,729
                      Federal National Mortgage Association--8.0%
      100,000         Federal National Mortgage Association, Note,
                      4.375%, 7/17/2013                                           95,851
      325,000         Federal National Mortgage Association, Unsecd.
                      Note, 3.25%, 2/15/2009                                      310,662
                          TOTAL                                                   406,513
                          TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
                          $804,742)                                               791,195

                      U.S. TREASURY--37.0%
                           Treasury Securities--37.0%
      208,144         U.S. Treasury Inflation Protected Note, (Series
                      A-2015), 1.625%, 1/15/2015                                  199,550
      250,000         United States Treasury Note, 2.625%, 3/15/2009              236,431
      650,000         United States Treasury Note, 3.00%, 2/15/2008               630,869
      400,000         United States Treasury Note, 3.50%, 2/15/2010               385,765
       75,000         United States Treasury Note, 4.00%, 2/15/2015               71,994
      350,000         United States Treasury Note, 4.875%, 2/15/2012              357,503
                          TOTAL U.S. TREASURY (IDENTIFIED COST
                          $1,907,252)                                            1,882,112

                      REPURCHASE AGREEMENT--12.9%
      658,000         Interest in $3,275,000,000 joint repurchase
                      agreement 4.04%, dated 11/30/2005 under which Bank
                      of America N.A. will repurchase a U.S. Government
                      Agency security with a maturity of 7/1/2035 for
                      $3,275,367,528 on 12/1/2005.  The market value of
                      the underlying security at the end of the period
                      was $3,340,500,000 (AT AMORTIZED COST)                      658,000
                            TOTAL INVESTMENTS--97.7%
                      ===================================================
                           (IDENTIFIED COST $5,051,157)(2)                       4,965,530
                          OTHER ASSETS AND LIABILITIES---NET--2.3%                 115,998
                          TOTAL NET ASSETS---100%                          $     5,081,528

==============================================================================

     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $107,760 which represents 2.1% of total net assets.
     2 The cost of investments for federal tax was to $5,051,157. The net unrealized depreciation of investments on a federal tax basis was $85,627. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,867 and net unrealized depreciation from investments for those securities having an excess of cost over value of $87,494.


Note:         The categories of investments are shown as a percentage of total net assets at November 30, 2005.


Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of theTrustees.



The following acronym is used throughout this portfolio:

REITS       --Real Estate Investment Trusts




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        January 24, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        January 24, 2006